SHARE-BASED COMPENSATION (Summary of Performance Units Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
2004 Plan [Member] | Equity-settled performance units [Member]
Number of Ordinary Shares
Balance at December 31, 2013	3,121
Settled	(3,121)
Forfeited
Balance at December 31, 2014
Vested and expected to vest at December 31, 2014
Weighted average grant date fair value
Balance at December 31, 2013	$ 3.20
Settled	$ 3.20
Forfeited
Balance at December 31, 2014
Vested and expected to vest at December 31, 2014
2004 Plan [Member] | Cash-settled performance units [Member]
Number of Ordinary Shares
Balance at December 31, 2013	71,298
Granted	41,808
Settled	(29,526)
Balance at December 31, 2014	83,580
2009 Plan [Member] | Equity-settled performance units [Member]
Number of Ordinary Shares
Balance at December 31, 2013	7,473,680
Granted	976,347
Settled	(1,278,887)
Forfeited	(1,014,412)
Balance at December 31, 2014	6,156,728
Vested and expected to vest at December 31, 2014	4,954,723
Weighted average grant date fair value
Balance at December 31, 2013	$ 8.17
Granted	$ 7.46
Settled	$ 8.09
Forfeited	$ 8.09
Balance at December 31, 2014	$ 8.09
Vested and expected to vest at December 31, 2014	$ 8.08